LEASES - Net Value of Leased Assets (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Sale Leaseback Transaction [Line Items]
Equipment	¥ 12,899,352,492		¥ 10,116,744,866
Less: accumulated depreciation	(3,497,199,736)		(3,087,018,295)
Net Value	10,208,204,549	$ 1,466,316,836	8,275,899,684
Leased Assets [Member]
Sale Leaseback Transaction [Line Items]
Equipment	1,510,944,643		936,961,787
Less: accumulated depreciation	(251,231,428)		(116,935,527)
Net Value	¥ 1,259,713,215		¥ 820,026,260